Expense Example - JPMorgan U.S. Sustainable Leaders Fund - Class R6	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,175